Exhibit 2

UBS Commercial Mortgage Trust 2017-C5

Commercial Mortgage Pass Through Certificates, Series 2017-C5

Report To:

UBS AG

UBS Commercial Mortgage Securitization Corp.

Société Générale

SG Americas Securities, LLC

Natixis Real Estate Capital LLC

Rialto Mortgage Finance, LLC

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Ladder Capital Finance LLC

23 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

UBS AG UBS Commercial Mortgage Securitization Corp. 1285 Avenue of the Americas New York, New York 10019	Rialto Mortgage Finance, LLC 600 Madison Avenue, 12th Floor New York, New York 10022

Société Générale SG Americas Securities, LLC 245 Park Avenue New York, New York 10167	Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022

Natixis Real Estate Capital LLC 1251 Avenue of the Americas, 5th Floor New York, New York 10020	Ladder Capital Finance LLC 345 Park Avenue, 8th Floor New York, New York 10154

Re: UBS Commercial Mortgage Trust 2017-C5 Commercial Mortgage Pass-Through Certificates, Series 2017-C5 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist UBS Commercial Mortgage Securitization Corp. (the “Depositor”) with respect to the comparison or recalculation of certain information related to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, UBS AG (“UBS”), Société Générale (“SocGen”), Natixis Real Estate Capital LLC (“Natixis”), Rialto Mortgage Finance, LLC (“Rialto”), Cantor Commercial Real Estate Lending, L.P. (“CCRE”) and Ladder Capital Finance LLC (“Ladder,” together with UBS, SocGen, Natixis, Rialto and CCRE, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue, expense and net operating income information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan,

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue, expense and net operating income information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	Copies of the ground rent abstracts or leases, as applicable (the “Ground Rent Documents”),
d.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods (except for the Year One Period for the Mortgage Loans identified on the Mortgage Loan Schedule (as defined herein) as “Burbank Office Portfolio” (the “Burbank Office Portfolio Mortgage Loan”), “Griffin Portfolio” (the “Griffin Portfolio Mortgage Loan”), “237 Park Avenue” (the “237 Park Avenue Mortgage Loan”), “Cabela’s Industrial Portfolio” (the “Cabela’s Industrial Portfolio Mortgage Loan”) and “Bass Pro & Cabela’s Portfolio” (the “Bass Pro & Cabela’s Portfolio Mortgage Loan”)) and
ii.	The underwritten revenue, expense and net cash flow information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

e.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Underwriting Files, ASRs (as defined herein), Underwritten Rent Rolls (as defined herein) and/or Tenant Billing Schedules (as defined herein) which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each Mortgage Loan with an original balance, as shown on the Mortgage Loan Schedule, equal to or greater than $10 million (the “$10MM+ Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the:

a.	Most recent real estate tax bills (the “Tax Bills”) and most recent insurance bills (the “Insurance Bills”) or insurance review files (the “Insurance Review Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
b.	Asset summary report(s) (the “ASRs”),
c.	Most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
d.	Electronic file with the calculation of the physical occupancy rate for each Historical Period (the “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files) (except for the Griffin Portfolio Mortgage Loan),
e.	Lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and

f.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the fifteen (15) largest Mortgage Loans (by original principal balance), as shown on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Bills, Insurance Review Files, Borrower Rent Roll Files, Historical Occupancy Files, Lease Documents, Tax Assessor Websites and Tenant Billing Schedules are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, ASRs, Underwritten Rent Rolls and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth in the Underwriting Files, Underwritten Rent Rolls or ASRs. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 October 2017

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in UBS Commercial Mortgage Trust 2017-C5 (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 49 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 131 commercial and multifamily properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills,
d.	Information on the Tax Assessor Websites and
e.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Marriott Grand Cayman” (the “Marriott Grand Cayman Mortgage Loan”)), we compared, or recalculated and compared:

i.	Each revenue line item,
ii.	Each expense line item and
iii.	Net operating income

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s), Tax Bills and Tax Assessor Websites (as applicable) to the corresponding information on the Underwriting Files (except for the Year One Period for the Burbank Office Portfolio Mortgage Loan, Griffin Portfolio Mortgage Loan, 237 Park Avenue Mortgage Loan, Cabela’s Industrial Portfolio Mortgage Loan and Bass Pro & Cabela’s Portfolio Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

We did not perform the procedure described above for the Year One Period for the Burbank Office Portfolio Mortgage Loan, Griffin Portfolio Mortgage Loan, 237 Park Avenue Mortgage Loan, Cabela’s Industrial Portfolio Mortgage Loan and Bass Pro & Cabela’s Portfolio Mortgage Loan.

Attachment A Page 2 of 7

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

Using:

a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills
d.	Information on the Tax Assessor Websites and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Top 15 Mortgage Loan and the Marriott Grand Cayman Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s), Tax Bills and Tax Assessor Websites (as applicable) to the corresponding information on the Underwriting Files. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of these procedures, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting Files and
b.	Use a materiality threshold of +/- 4%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files, Appraisal(s), Tax Bills or Tax Assessor Websites (as applicable).

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Operating Statement Data Files,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable) (except for the Griffin Portfolio Mortgage Loan), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files, Estoppels or Borrower Rent Roll Files (as applicable) to the corresponding physical occupancy rates on the Underwriting Files. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

We did not perform the procedures described above for the Griffin Portfolio Mortgage Loan.

For the purpose of this procedure, the Depositor instructed us to use an absolute materiality threshold of +/- 0.5%.

Attachment A Page 3 of 7

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information on the Tenant Billing Schedules,
b.	Information in the Leases,
c.	Information on the Borrower Rent Roll Files and
d.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan where the underwritten cash flow reimbursements represent less than 25% of the underwritten effective gross revenue (as applicable), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed in a. through c. above (as applicable), to the corresponding underwritten cash flow reimbursements in the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

Using:

a.	Information on the Tenant Billing Schedules,
b.	Information in the Leases,
c.	Information on the Borrower Rent Roll Files and
d.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan where the underwritten cash flow reimbursements represent 25% or more of the underwritten effective gross revenue (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed in a. through c. above (as applicable), to the corresponding underwritten cash flow reimbursements in the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of these procedures, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files (as applicable).

Attachment A Page 4 of 7

Cashflow Reimbursement Comparison Procedures (continued)

3. (continued)

We performed no procedures to compare any information on the Tenant Billing Schedules to the corresponding information on the Leases or Borrower Rent Roll Files.

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting Files. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

5.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information in the Insurance Bills,
d.	Information in the Insurance Review Files,
e.	Information on the Borrower Operating Statement Data Files,
f.	Information in the Appraisal(s) and
g.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through f. above (as applicable), to the corresponding information on the Underwriting Files. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisal(s) (as applicable).

Attachment A Page 5 of 7

Lease Expiration and Termination Comparison Procedures

6.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels and
d.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (as applicable), we compared:

i.	The lease expiration date only for the tenants (ordered by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown in the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “National Office Portfolio” (the “National Office Portfolio Mortgage Loan”) for which we completed this procedure for the tenants that comprise 50% of the aggregate underwritten base rent revenue) and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed in a. through c. above, to the corresponding information in the Underwritten Rent Roll (or ASR if the lease termination options are not shown in the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found.

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels and
d.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan (as applicable), we compared:

i.	The lease expiration date for the top five tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
ii.	The lease early termination options only for the tenants (ordered by the underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue, as shown in the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan, all as shown in the Source Documents listed in a. through c. above, to the corresponding information in the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

Attachment A Page 6 of 7

Lease Expiration and Termination Comparison Procedures (continued)

6. (continued)

For the purpose of these lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

We performed no procedures to compare any information in the Lease Abstracts to the corresponding information in the Leases or Estoppels.

Underwritten Cashflow Comparison and Recalculation Procedures

7.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us to:

i.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting Files, and
ii.	Only identify differences over the 10% materiality threshold (calculated as described in i. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information in the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, and the additional instruction provided by the Depositor that is described in item ii. of the succeeding paragraph of this Item 7., we recalculated and compared the underwritten revenue, expense and net cash flow line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

Attachment A Page 7 of 7

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

7. (continued)

For the purpose of this procedure, the Depositor instructed us to:

i.	Use a materiality threshold for each underwritten revenue, expense and net cash flow line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting Files, which is also below $15,000 and
ii.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such underwritten revenue or expense line item.

8.	Subsequent to the performance of the procedures described in Items 1. through 7. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated Underwriting Files, ASRs and Underwritten Rent Rolls for the applicable Mortgage Loans, which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 7. above to the corresponding information on the updated Underwriting Files, Underwritten Rent Rolls or ASRs (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A are schedules for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contain the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 7. above and the results of the comparison procedures described in the preceding two sentences of this Item 8.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

Burbank Office Portfolio	UBS	$40,000,000
Yorkshire & Lexington Towers	UBS	$40,000,000
Griffin Portfolio	UBS	$40,000,000
Centre 425 Bellevue	Natixis	$40,000,000
ExchangeRight Net Leased Portfolio 17	SocGen	$36,860,000
National Office Portfolio	Ladder	$35,000,000
Delshah NYC Portfolio	CCRE	$28,000,000
237 Park Avenue	SocGen	$25,390,000
Totowa Commerce Center	Natixis	$25,000,000
Residence Inn Los Angeles Westlake Village	Rialto	$25,000,000
DoubleTree Wilmington	Ladder	$24,000,000
Cabela's Industrial Portfolio	UBS	$21,300,000
Marriott Grand Cayman	CCRE	$21,000,000
Bass Pro & Cabela's Portfolio	UBS	$20,000,000
AHIP Northeast Portfolio III	UBS	$20,000,000
DoubleTree Berkeley Marina	UBS	$18,750,000
50 Varick Street	Ladder	$17,390,000
Crocker Block K & Detroit	Ladder	$15,150,000
IGT Reno	CCRE	$15,000,000
Hyatt Regency Princeton	CCRE	$15,000,000
Manchester Financial Building	CCRE	$15,000,000
At Home Portfolio	UBS	$15,000,000
The District	UBS	$15,000,000
Atrisco Plaza Shopping Center	Rialto	$14,750,000
Centennial Highlands	Ladder	$12,650,000
50 Republic & 40 Marcus Drive	Natixis	$12,550,000
GlobalFoundries Industrial Portfolio	CCRE	$12,250,000
Loyalty and Hamilton	CCRE	$11,750,000
Murrieta Plaza	UBS	$10,000,000
Holiday Inn Express Tallahassee	CCRE	$9,400,000
Winn Dixie Covington	SocGen	$8,800,000
SNP Portfolio	UBS	$8,800,000
Candlewood Suites Nashville	UBS	$8,000,000
Whispering Lakes	SocGen	$7,500,000
Frisco Market Center	UBS	$6,800,000
Triangle Square Shopping Center	UBS	$6,100,000
TransUnion Office Building	Ladder	$6,000,000
South Tampa Medical Office	Rialto	$5,300,000
Franklin Village	Rialto	$5,000,000
Riley Place Shopping Center	CCRE	$4,800,000
Biolife - Riverton	UBS	$4,300,000
Ramada Portland East	Natixis	$4,200,000
Perry Hill Crossing	Rialto	$3,650,000
Ivy Falls Center	UBS	$2,850,000
Elmhurst Shopping Center	UBS	$2,750,000
Plaza at Gardendale II	Rialto	$2,500,000

Exhibit 1 to Attachment A

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
Century Storage Crystal River	CCRE	$2,300,000
Hawthorn Place Townhomes	CCRE	$2,178,000
Dollar General Aroma Park	Ladder	$945,000

Note:

1.	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the UBS Commercial Mortgage Trust 2017-C5 securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedule

Burbank Office Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $40,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy Files, Borrower Rent Roll Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Leases, Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Yorkshire & Lexington Towers

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $40,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Griffin Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $40,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Centre 425 Bellevue

Mortgage Loan Seller: Natixis		Top 15 Loan:	Yes
Original Principal Balance: $40,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Appraisal, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease, Lease Abstract and Estoppel	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

ExchangeRight Net Leased Portfolio 17

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $36,860,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

National Office Portfolio

Mortgage Loan Seller: Ladder		Top 15 Loan:	Yes
Original Principal Balance: $35,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills, Tax Assessor Website and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Rent Roll File, Tenant Billing Schedule and Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Delshah NYC Portfolio

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $28,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Websites and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

237 Park Avenue

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $25,390,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Totowa Commerce Center

Mortgage Loan Seller: Natixis		Top 15 Loan:	Yes
Original Principal Balance: $25,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Residence Inn Los Angeles Westlake Village

Mortgage Loan Seller: Rialto		Top 15 Loan:	Yes
Original Principal Balance: $25,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

DoubleTree Wilmington

Mortgage Loan Seller: Ladder		Top 15 Loan:	Yes
Original Principal Balance: $24,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File and Tax Assessor Websites	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Cabela’s Industrial Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $21,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstract and Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Marriott Grand Cayman

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $21,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bass Pro & Cabela’s Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $20,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstract and Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

AHIP Northeast Portfolio III

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $20,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

DoubleTree Berkeley Marina

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $18,750,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

50 Varick Street

Mortgage Loan Seller: Ladder		Top 15 Loan:	No
Original Principal Balance: $17,390,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Estoppel	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Crocker Block K & Detroit

Mortgage Loan Seller: Ladder		Top 15 Loan:	No
Original Principal Balance: $15,150,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File and Tax Assessor Website	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

IGT Reno

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $15,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hyatt Regency Princeton

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $15,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Bills, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Manchester Financial Building

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $15,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bill and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

At Home Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $15,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The District

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $15,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	NA	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Atrisco Plaza Shopping Center

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Principal Balance: $14,750,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bill	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Centennial Highlands

Mortgage Loan Seller: Ladder		Top 15 Loan:	No
Original Principal Balance: $12,650,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

50 Republic & 40 Marcus Drive

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Principal Balance: $12,550,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstract, Estoppel and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

GlobalFoundries Industrial Portfolio

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $12,250,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Loyalty and Hamilton

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $11,750,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels, Lease Abstract and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Murrieta Plaza

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $10,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files, Borrower Operating Statement Data Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File and Tax Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases or Estoppels to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Holiday Inn Express Tallahassee

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Balance: $9,400,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Winn Dixie Covington

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $8,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

SNP Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $8,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Candlewood Suites Nashville

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $8,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Whispering Lakes

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $7,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Frisco Market Center

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $6,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Triangle Square Shopping Center

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $6,100,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

TransUnion Office Building

Mortgage Loan Seller: Ladder		Top 15 Loan:	No
Original Balance: $6,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

South Tampa Medical Office

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $5,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Franklin Village

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $5,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Riley Place Shopping Center

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Balance: $4,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Biolife - Riverton

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $4,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Ramada Portland East

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Balance: $4,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Perry Hill Crossing

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $3,650,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Ivy Falls Center

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $2,850,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Elmhurst Shopping Center

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $2,750,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Plaza at Gardendale II

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $2,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Century Storage Crystal River

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Balance: $2,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Hawthorn Place Townhomes

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Balance: $2,178,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Dollar General Aroma Park

Mortgage Loan Seller: Ladder		Top 15 Loan:	No
Original Balance: $945,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 4. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills or Tax Assessor Websites for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable